Goodwill and Other Intangible Assets (Amortization Schedule for Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015	Sep. 08, 2006
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date	$ 29,000
Amortization of intangibles	105,000	$ 51,000	$ 45,000
FNBPA Bancorp, Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date					$ 303,000
Scheduled Amortization expense for years ended:
December 31, 2017					49,000
December 31, 2018					44,000
December 31, 2019					38,000
December 31, 2020					33,000
December 31, 2021					27,000
After December 31, 2021					53,000
FNBPA Bancorp, Inc [Member] | Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date					303,000
Amortization of intangibles	55,000	4,000
Unamortized balance as of December 31, 2016	244,000
Scheduled Amortization expense for years ended:
December 31, 2017	49,000
December 31, 2018	44,000
December 31, 2019	38,000
December 31, 2020	33,000
December 31, 2021	27,000
After December 31, 2021	53,000
FNBPA Bancorp, Inc [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date					$ 40,000
Amortization of intangibles	20,000	2,000
Unamortized balance as of December 31, 2016	18,000
Scheduled Amortization expense for years ended:
December 31, 2017	18,000
Branch Office in Richfield, PA [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date						$ 431,000
Amortization of intangibles	$ 29,000	$ 45,000	$ 45,000	$ 312,000